Fair Value Measurement - Fair Value Measurement Hierarchy for Assets and Liabilities (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Disclosure of detailed information about financial instruments [line items]
Financial assets		¥ 11,772,588	$ 1,693,435	¥ 12,239,276
Bill receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	[1]	3,227,295	$ 464,232	3,338,816
Thakral Corporation Ltd [Member] | Quoted Equity Shares [Member] | Quoted Equity Securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets				606
Quoted prices in active markets (Level 1) [Member] | Thakral Corporation Ltd [Member] | Quoted Equity Shares [Member] | Quoted Equity Securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets				606
Significant observable inputs (Level 2) [Member] | Bill receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	[1]	¥ 3,227,295		¥ 3,338,816

[1]	The fair values of the Group’s debt financial assets at fair value through OCI were measured using the discounted cash flows model. The model incorporates market observable input including the interest rate of similar instruments.